Document And Entity Information	Apr. 01, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 01, 2025
Entity Registrant Name	Aveanna Healthcare Holdings Inc.
Entity Central Index Key	0001832332
Entity Emerging Growth Company	false
Entity File Number	001-40362
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4717209
Entity Address, Address Line One	400 Interstate North Parkway SE
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	441-1580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AVAH
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) is being filed by Aveanna Healthcare Holdings Inc., a Delaware corporation (the “Company”) for the purpose of amending and supplementing Item 3.02 of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission on April 3, 2025 (the “Original Form 8-K”). This Amendment is being filed to provide the total number of shares of the Company’s common stock, par value $0.01 (the “Common Stock”), that the Company issued as merger consideration pursuant to that certain Agreement and Plan of Merger (the “Merger Agreement”), dated April 1, 2025, by and among the Company, Pediatric Services of America, LLC, a Georgia limited liability company (the “Purchaser”), Aveanna Merger Sub, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Purchaser (the “Company Merger Sub”), Aveanna Blocker Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Purchaser (the “Blocker Merger Sub”), Thrive Skilled Pediatric Care, LLC, a Delaware limited liability company (“Thrive”), SP GE IX-B Thrive Blocker Corp., a Delaware corporation (“Blocker”), and Shareholder Representative Services LLC, a Colorado limited liability company, pursuant to which the Company Merger Sub merged with and into Thrive (the “Company Merger”) and the Blocker Merger Sub merged with and into the Blocker (the “Blocker Merger” and together with the Company Merger, the “Mergers”). The total number of Common Stock shares issued as merger consideration was not available at the time of filing the Original Form 8-K. No other changes have been made to the Original Form 8-K.